Subsequent Events (Details) - Schedule of company agrees to pay UMB minimum royalty payments - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payment One [Member]
Subsequent Events (Details) - Schedule of company agrees to pay UMB minimum royalty payments [Line Items]
Payment
Year	Prior to First Commercial Sale	Prior to First Commercial Sale
Payment Two [Member]
Subsequent Events (Details) - Schedule of company agrees to pay UMB minimum royalty payments [Line Items]
Payment
Year	Year of First Commercial Sale	Year of First Commercial Sale
Payment Three [Member]
Subsequent Events (Details) - Schedule of company agrees to pay UMB minimum royalty payments [Line Items]
Payment		$ 25,000
Year	First calendar year following the First Commercial Sale	First calendar year following the First Commercial Sale
Payment Four [Member]
Subsequent Events (Details) - Schedule of company agrees to pay UMB minimum royalty payments [Line Items]
Payment		$ 25,000
Year	Second calendar year following the First Commercial Sale	Second calendar year following the First Commercial Sale
Payment Five [Member]
Subsequent Events (Details) - Schedule of company agrees to pay UMB minimum royalty payments [Line Items]
Payment		$ 100,000
Year	Third calendar year following the First Commercial Sale	Third calendar year following the First Commercial Sale